Stockholders’ Equity - Schedule of Warrants Outstanding and Exercisable (Details)	Jun. 30, 2026 $ / shares shares
Stockholders’ Equity [Abstract]
Warrants Outstanding, Weighted Average Exercise Price | $ / shares	$ 11.42
Warrants Outstanding, Number Outstanding | shares	2,040,800
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 2 months 23 days
Warrants Exercisable, Weighted Average Exercise Price | $ / shares	$ 11.42
Warrants Exercisable, Number Exercisable | shares	2,040,800
Warrants Exercisable, Weighted Average Remaining Contractual Life (in years)	3 years 2 months 23 days